                       SELECT DIMENSIONS VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

                    SUPPLEMENT DATED SEPTEMBER 8, 1999 TO THE
                          PROSPECTUS DATED MAY 3, 1999

The additional investment options are now available within Series I of the Select Dimensions variable annuity. The third paragraph of the first page of the prospectus should include the following Sub-Accounts and the underlying investments for that Sub-Account:

     - The Fixed Income Sub-Account which purchases shares of Fixed Income Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;

     - The Emerging Markets Equity Sub-Account which purchases shares of Emerging Markets Equity Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.

The tables and accompanying footnotes under the section entitled "Fee Table - Summary" should be deleted and replaced with the following language:

                         ANNUAL FUND OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                  MANAGEMENT         OTHER          TOTAL FUND
                                                                     FEES           EXPENSES         OPERATING
                                                                  INCLUDING                          EXPENSES
                                                                   WAIVERS                           INCLUDING
                                                                                                     WAIVERS
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS
 INVESTMENT SERIES:
Money Market Portfolio                                              0.500%           0.050%           0.550%
North American Government Securities Portfolio                      0.650%           0.500%           1.150%
Diversified Income Portfolio                                        0.400%           0.090%           0.490%
Balanced Growth Portfolio                                           0.620%           0.090%           0.710%
Utilities Portfolio                                                 0.650%           0.060%           0.710%
Dividend Growth Portfolio                                           0.600%           0.030%           0.630%
Value-Added Market Portfolio                                        0.500%           0.050%           0.550%
Growth Portfolio                                                    0.810%           0.250%           1.060%
American Value Portfolio                                            0.620%           0.040%           0.660%
Mid-Cap Growth Portfolio (1)                                        0.750%           0.230%           0.980%
Global Equity Portfolio                                             1.000%           0.100%           1.100%
Developing Growth Portfolio                                         0.500%           0.090%           0.590%
Emerging Markets Portfolio                                          1.250%           0.480%           1.730%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
High Yield Portfolio (2)                                            0.150%           0.650%           0.800%
Mid-Cap Value Portfolio (2)                                         0.230%           0.820%           1.050%
Emerging Markets Debt Portfolio (2)                                 0.270%           1.250%           1.520%
Emerging Markets Equity Portfolio (2)                               0.000%           1.750%           1.750%
Fixed Income  Portfolio (2)                                         0.060%           0.640%           0.700%


VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (3)                                       0.000%           0.650%           0.650%
Enterprise Portfolio (3)                                            0.460%           0.140%           0.600%

(1) With respect to the Mid-Cap Growth Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to April 30, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(2) With respect to the High Yield, Mid-Cap Value, Fixed Income, Emerging Markets Equity, and Emerging Markets Debt Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse the Portfolios for certain other expenses. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                    TOTAL FUND
                                                                  MANAGEMENT        OTHER           OPERATING
PORTFOLIO                                                            FEES          EXPENSES          EXPENSES
High Yield                                                          0.500%           0.650%           1.150%
Mid-Cap Value                                                       0.750%           0.820%           1.570%
Fixed Income                                                        0.400%           0.640%           1.040%
Emerging Markets Equity                                             1.250%           2.200%           3.450%
Emerging Markets Debt                                               0.800%           1.250%           2.050%

(2) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                    TOTAL FUND
                                                                  MANAGEMENT         OTHER          OPERATING
PORTFOLIO                                                           FEES            EXPENSES        EXPENSES
Strategic Stock                                                     0.500%           2.090%           2.590%
Enterprise                                                          0.500%           0.170%           0.670%

The following should be added to the first Example following the Annual Fund Operating Expenses:

THE FOLLOWING TABLE ASSUMES THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS NOT ELECTED:


                 If you surrender your Contract at  If you annuitize your Contract at     If you do not surrender your
                   the end of the applicable time     the end of the applicable time      Contract, you would pay the
                      period you would pay the           period you would pay the        following expenses on a $1,000
                   following expenses on a $1,000     following expenses on a $1,000    investment, assuming a 5% annual
                  investment, assuming a 5% annual   investment, assuming a 5% annual          return on assets:
                         return on assets:                  return on assets:

SUB-ACCOUNT        1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Fixed Income         $97     $159    $214     $370      $34     $104    $177     $369      $34     $105     $178     $370
Emerging Markets     $87     $127    $161     $267      $23     $72     $124     $266      $24     $73      $125     $267
 Equity

The following should be added to the second Example following the Annual Fund Operating Expenses:

THE FOLLOWING TABLE ASSUMES THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS
ELECTED:


                 If you surrender your Contract at  If you annuitize your Contract at     If you do not surrender your
                   the end of the applicable time     the end of the applicable time      Contract, you would pay the
                      period you would pay the           period you would pay the        following expenses on a $1,000
                   following expenses on a $1,000     following expenses on a $1,000    investment, assuming a 5% annual
                  investment, assuming a 5% annual   investment, assuming a 5% annual          return on assets:
                         return on assets:                  return on assets:

SUB-ACCOUNT         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Fixed Income         $96     $154    $206      $356      $32     $100     $170     $355      $33     $100     $170     $356
Emerging Markets     $85     $122    $153      $251      $22     $68      $116     $251      $22     $68      $117     $251
   Equity


The first paragraph under the section entitled "ACCUMULATION UNIT VALUES " should be deleted and replace with the following paragraph:

     The following information has been derived from the audited financial statements of the separate account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The Fixed Income Sub-Account and the Emerging Markets Equity Sub-Accounts are new Sub-Accounts and are not shown below.

The following Fixed Income Portfolio and Emerging Markets Equity Portfolio investment objectives should be added after the Emerging Markets Debt Portfolio in the Section entitled "The Portfolios-Morgan Stanley Dean Witter Universal Funds, Inc.":

     FIXED INCOME PORTFOLIO

     Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.


     EMERGING MARKETS EQUITY PORTFOLIO

     Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.

The investment objective of Utilities Portfolio in the section entitled "The Portfolios - Morgan Stanley Dean Witter Select Dimensions Investment Series" is deleted and replaced with the following:

     UTILITIES PORTFOLIO

     Seeks to provide current income and capital appreciation.

The first paragraph after the Enterprise Portfolio investment objective should include the Fixed Income Portfolio and the Emerging Markets Equity Portfolio.

The following should be inserted as the last sentence of the first paragraph of the section entitled "Portfolios":

Effective September 7, 1999, the following portfolios will be closed to new investments or transfers of existing monies:

-    NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

-    THE EMERGING MARKETS PORTFOLIO

The Mid-Cap Growth Portfolio's name is changed to "Mid-Cap Equity Portfolio." All references in the prospectus and statement of additional information to "Mid-Cap Growth Portfolio" should be replaced with "Mid-Cap Equity Portfolio."

33-80738
HV-2435

September 8, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn: Filing Room

Re:      Hartford Life Insurance Company -
         Separate Account Three ("Registrant")
         Series I of the Select Dimensions Variable Annuity
         File No.  33-80738

Ladies and Gentlemen:

Pursuant to the provisions of the Securities Act of 1933 and Rule 497(e), we are electronically submitting via EDGAR, a supplement dated September 8, 1999 to the prospectus dated May 3, 1999, in connection with the tax-deferred variable annuity contract issued by the Registrant.

If you have any additional questions, please feel free to contact me at (860) 843-5228.

Sincerely yours,

/s/ Linda M. Hernandez

Linda M. Hernandez



Enclosure